Stockholder's Equity - Summary of Restricted Share Activity (Detail) (Restricted Stock Awards, USD $)	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Number of Shares	4,533,000
Vested, Number of Shares	(342,000)
Ending Balance, Number of Shares	4,191,000
Vested, Number of Shares	752,000
Vested, Number of Shares	342,000
Beginning Balance, Weighted-Average Grant Date Fair Value	$ 0.002
Ending Balance, Weighted-Average Grant Date Fair Value	$ 0.002
Vested, Weighted-Average Grant Date Fair Value	$ 0.002
Before Exchange Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Number of Shares		9,887,000
Vested, Number of Shares		(821,252)
Ending Balance, Number of Shares		9,065,748
Vested, Number of Shares		821,252
Granted, Weighted-Average Grant Date Fair Value		$ 0.001
Ending Balance, Weighted-Average Grant Date Fair Value		$ 0.001
Vested, Weighted-Average Grant Date Fair Value		$ 0.001